UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
Michigan Municipal Bond Authority, Prerefunded to 10/1/19, 5.00%, 10/1/29	$600	$621,396

		$621,396

Education — 9.5%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,039,150
University of Michigan, 5.00%, 4/1/48(1)	1,500	1,741,200

		$2,780,350

Electric Utilities — 4.7%
Lansing Board of Water and Light, 5.50%, 7/1/41	$500	$545,470
Michigan Public Power Agency, 5.00%, 1/1/43	800	838,056

		$1,383,526

Escrowed/Prerefunded — 7.6%
Comstock Park Public Schools, Prerefunded to 5/1/21, 5.25%, 5/1/33	$80	$86,950
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	115	120,477
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	125	131,145
Jenison Public Schools, Prerefunded to 5/1/21, 5.00%, 5/1/28	500	541,565
Jenison Public Schools, Prerefunded to 5/1/21, 5.00%, 5/1/30	500	541,565
Michigan, Prerefunded to 5/1/19, 5.50%, 11/1/25	270	276,815
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	516,465

		$2,214,982

General Obligations — 54.4%
Comstock Park Public Schools, 5.125%, 5/1/31	$275	$296,222
Comstock Park Public Schools, 5.25%, 5/1/33	140	151,064
Jackson Public Schools, 5.00%, 5/1/48(1)	2,850	3,180,258
Kent County, 5.00%, 1/1/25	1,500	1,516,080
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,082,470
Massachusetts, 5.00%, 9/1/38(2)	2,500	2,903,025
Trenton Public Schools, 5.00%, 5/1/42(1)	2,850	3,230,047
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	406,625
Will County, IL, 5.00%, 11/15/45	2,850	3,148,281

		$15,914,072

Hospital — 24.9%
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/41	$1,000	$1,103,760
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	546,340
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	2,850	3,223,293
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,365,725
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,048,610

		$7,287,728

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 2.6%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$749,955

		$749,955

Insured-Electric Utilities — 3.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$683,027
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	269,483
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	166,436

		$1,118,946

Insured-Escrowed/Prerefunded — 6.2%
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.25%, 10/1/38	$500	$501,355
Grand Rapids, Water Supply System, (AGC), Prerefunded to 1/1/19, 5.10%, 1/1/39	1,000	1,011,470
Wayne State University, (AGM), Prerefunded to 11/15/18, 5.00%, 11/15/35	165	166,125
Wayne State University, (AGM), Prerefunded to 11/15/18, 5.00%, 11/15/35	135	135,921

		$1,814,871

Insured-General Obligations — 15.4%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$554,235
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	152,871
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	243,840
Detroit School District, (AGM), 5.25%, 5/1/32	300	361,035
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,078,760
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,003,894
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	556,400
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	548,615

		$4,499,650

Insured-Transportation — 3.4%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,007,620

		$1,007,620

Insured-Water and Sewer — 5.2%
Coldwater, Water Supply and Wastewater System Revenue, (AGM), 4.00%, 8/1/41	$1,000	$1,024,510
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	493,264

		$1,517,774

Lease Revenue/Certificates of Participation — 10.8%
Michigan State Building Authority, 5.00%, 10/15/51(1)	$2,850	$3,164,383

		$3,164,383

Water and Sewer — 18.0%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$804,142
Grand Rapids, Sanitary Sewer System Revenue, 5.00%, 1/1/48(1)	2,500	2,849,325
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,330,750
Port Huron, Water Supply System, 5.25%, 10/1/31	250	270,975

		$5,255,192

Total Tax-Exempt Investments — 168.6% (identified cost $47,929,118)		$49,330,445

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (19.4)%		$(5,682,389)

Value
Other Assets, Less Liabilities — (49.2)%	$(14,385,676)

Net Assets Applicable to Common Shares — 100.0%	$29,262,380

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 20.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 9.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at August 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$49,330,445	$—	$49,330,445
Total Investments	$—	$49,330,445	$—	$49,330,445

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018